Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock subject to possible redemption, shares	28,423,164	28,504,462
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,591,836	1,510,538	0
Common stock, shares outstanding	1,591,836	1,510,538	0
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	7,503,750	7,503,750
Common stock, shares outstanding	7,503,750	7,503,750